Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 10, 2014	Aug. 13, 2013	Jun. 18, 2012	Aug. 23, 2011	May 16, 2006	Jul. 31, 2014	Mar. 31, 2016	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 10, 2015	Oct. 10, 2014	Aug. 26, 2014	Dec. 19, 2012
Related Party Transaction [Line Items]
Unpaid management fees incurred									$ 5,863,000	$ 6,068,000
Less: Profit Allocation paid to Holders									$ 17,731,000	$ 11,870,000	$ 15,990,000
Percentage of allocation agreement									41.20%	46.40%
Integration service fees									$ 3,500,000	$ 1,000,000
Supplemental put reversal									0	0	(45,995,000)
Payment of profit allocation									0	0	5,603,000
Reimbursement of occupancy and staffing costs to CGM									3,500,000	4,500,000	3,500,000
Stock issued during period shares acquisitions through private placement (in shares)				1,575,000
Effect of FOX IPO proceeds											109,546,000
Company's ownership interest before transaction	53.00%
Company's ownership interest after transaction	41.00%
Investment owned, balance, shares	15,108,718
Gain on deconsolidation of subsidiary	$ 264,300,000					$ 264,300,000			0	264,325,000	0
Rent expenses									10,700,000	9,100,000	9,000,000
Parent Company
Related Party Transaction [Line Items]
Consideration received from sale of stock	$ 65,500,000							$ 65,500,000
Secondary Offering
Related Party Transaction [Line Items]
Sale of stock (dollars per share)	$ 15.50
Consideration received from sale of stock	$ 84,400,000
Secondary Offering | Subsidiaries
Related Party Transaction [Line Items]
Number of shares to be sold by shareholders	5,750,000
Secondary Offering | Parent Company
Related Party Transaction [Line Items]
Number of shares to be sold by shareholders	4,466,569
Consideration received from sale of stock	$ 65,500,000
Over-Allotment Option | Subsidiaries
Related Party Transaction [Line Items]
Number of shares to be sold by shareholders	750,000
Over-Allotment Option | Parent Company
Related Party Transaction [Line Items]
Number of shares to be sold by shareholders	633,955
Clean Earth Holdings
Related Party Transaction [Line Items]
Integration service fees													$ 2,500,000	$ 2,500,000
Integration service fees									1,900,000	600,000
Sterno Candle Lamp
Related Party Transaction [Line Items]
Integration service fees													$ 1,500,000
Integration service fees									1,100,000	$ 400,000
Manitoba Harvest
Related Party Transaction [Line Items]
Integration service fees												$ 1,000,000
Integration service fees									$ 500,000
Employees and Partners of the Manager
Related Party Transaction [Line Items]
Percentage of allocation agreement									58.80%
Board of Directors Chairman
Related Party Transaction [Line Items]
Percentage of allocation agreement									5.00%	5.00%
Founding Partner
Related Party Transaction [Line Items]
Percentage of allocation agreement									31.20%	31.40%
Director
Related Party Transaction [Line Items]
Percentage of allocation agreement										5.00%
Ergobaby
Related Party Transaction [Line Items]
Holders paid related to contribution based profit									$ 3,100,000
Manitoba Harvest
Related Party Transaction [Line Items]
Integration service fees									$ 1,000,000
FOX
Related Party Transaction [Line Items]
Period to acquired controlling interest in business on fifth anniversary									30 days
Holders paid related to contribution based profit										$ 5,600,000
Holders paid on sale of common stock to public										$ 16,000,000
Percentage of allocation agreement										53.60%
Payment of profit allocation										$ 5,600,000
Number of shares to be sold by shareholders		7,000,000
Sale of stock (dollars per share)		$ 15.00
Term of lease									2018-07
Outstanding inter company loan repaid			2013-07
Advanced Circuits
Related Party Transaction [Line Items]
Additional term loan borrowings fund cash distributions															$ 45,000,000
Advanced Circuits | Non-Controlling Interest
Related Party Transaction [Line Items]
Additional term loan borrowings fund cash distributions															13,700,000
Tridien
Related Party Transaction [Line Items]
Term of lease									2014-02
CamelBak and American Furniture
Related Party Transaction [Line Items]
Holders paid related to contribution based profit									$ 14,600,000
Management Service Agreement with CGM
Related Party Transaction [Line Items]
Management fees paid equal to net asset					0.50%
Management Service Agreement with CGM | CamelBak
Related Party Transaction [Line Items]
Management fee paid by Halo									$ 300,000	$ 500,000	500,000
CGI Diversified Holdings LP
Related Party Transaction [Line Items]
Percentage of allocation agreement									5.00%	5.00%
Compass AC Holding | Advanced Circuits
Related Party Transaction [Line Items]
Additional term loan borrowings fund cash distributions															$ 31,300,000
FOX
Related Party Transaction [Line Items]
Company's ownership interest after transaction	41.00%
Gain on deconsolidation of subsidiary									$ 0	$ 234,185,000
Sarbanes-Oxley Act Service Agreement | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Service fee							$ 50,000,000,000		50,000
Purchase of Raw Materials | Family Members of Management, Vendor | Liberty
Related Party Transaction [Line Items]
Purchases from related party									3,300,000	300,000
Coral Springs Florida Facility Lease Agreement | Affiliated Entity | Tridien
Related Party Transaction [Line Items]
Rent expenses										$ 400,000	$ 400,000
Forecast | Sarbanes-Oxley Act Service Agreement | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Service fee									$ 135,000